Taxation - Total Pre-Tax Loss (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Bermuda	$ (7.1)	$ (15.4)	$ (49.2)	$ (30.0)
Foreign	53.7	29.6	128.4	52.1
Income before income taxes	$ 46.6	$ 14.2	$ 79.2	$ 22.1